SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
SUPPLEMENTAL FINANCIAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION

Inventories

        Net inventories at year-end were as follows:

(In millions)	2016	2015

Raw materials	$185.0	$180.5
Work-in-progress	156.8	143.0
Finished goods	177.3	155.2

Inventories, net	$519.1	$478.7

Property, Plant and Equipment

        Major classes of property, plant and equipment, stated at cost, at year-end were as follows:

(In millions)	2016	2015

Land	$29.3	$30.4
Buildings and improvements	565.3	579.3
Machinery and equipment	1,949.5	1,922.3
Construction-in-progress	117.3	67.9

Property, plant and equipment	2,661.4	2,599.9
Accumulated depreciation	(1,746.2)	(1,752.0)

Property, plant and equipment, net	$915.2	$847.9

Software

        Capitalized software costs at year-end were as follows:

(In millions)	2016	2015

Cost	$415.5	$398.2
Accumulated amortization	(297.9)	(270.8)

Software, net	$117.6	$127.4

        Software amortization expense from continuing operations was $37.9 million in 2016, $37.6 million in 2015, and $36.4 million in 2014.

Equity Method Investment

        In October 2016, we acquired a 22.6% interest in PragmatIC Printing Limited ("PragmatIC"), a company that develops flexible electronics technology. PragmatIC's primary assets are intangible assets related to its technology. We used the equity method to account for this investment. The carrying value of this investment was $9.5 million as of December 31, 2016 and was included in "Other assets" in the Consolidated Balance Sheets.

Research and Development

        Research and development expense from continuing operations, which is included in "Marketing, general and administrative expense" in the Consolidated Statements of Income, was as follows:

(In millions)	2016	2015	2014

Research and development expense	$89.7	$91.9	$102.5

Supplemental Cash Flow Information

        Cash paid for interest and income taxes, including amounts paid for discontinued operations, was as follows:

(In millions)	2016	2015	2014

Interest, net of capitalized amounts	$58.9	$60.1	$61.6
Income taxes, net of refunds	106.1	129.9	108.8

Currency Effects

        Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $1.6 million, $6.1 million, and $8.7 million in 2016, 2015, and 2014, respectively.

        We had no operations in hyperinflationary economies in fiscal years 2016, 2015, or 2014.

Discontinued Operations

        Loss from discontinued operations, net of tax, for 2015 included tax expense related to the completion of certain tax returns related to the sale of our former OCP and DES businesses. The loss from discontinued operations, net of tax, for 2014 reflected costs related to the resolution of certain post-closing adjustments in the third quarter of 2014. We continue to be subject to certain indemnification obligations under the terms of the purchase agreement. In addition, the tax liability associated with the sale is subject to the completion of tax return filings in certain foreign jurisdictions in which we operated the OCP and DES businesses.

Sale of Product Line

        In May 2015, we sold certain assets and transferred certain liabilities associated with a product line in our RBIS reportable segment for $1.5 million. The pre-tax loss from the sale, when combined with exit costs related to the sale, totaled $8.5 million. The exit costs included $3.4 million of severance costs. In the first quarter of 2015, we recorded an impairment charge of approximately $2 million related to certain long-lived assets in this product line. This loss and these costs were included in "Other expense, net" in the Consolidated Statements of Income.